FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Interest Rate Derivative Contracts [Member] - Interest rate risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	-46.31
Positions on effect on profit or loss before tax		$ (42,110)
Top of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	+46.31
Positions on effect on profit or loss before tax		$ 42,110